Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provision for Income Tax
The provision for income tax was as follows:

Expense (recovery)	2022	2021	2020
Current corporate income tax – North America	$2,789	$1,841	$(245)
Current corporate income tax – North Sea	69	7	(4)
Current corporate income tax – Offshore Africa	74	21	17
Current PRT (1) – North Sea	(42)	(34)	(31)
Other taxes	16	13	6
Current income tax	2,906	1,848	(257)
Deferred corporate income tax	302	399	(181)
Deferred PRT (1) – North Sea	(441)	—	—
Deferred income tax	(139)	399	(181)
Income tax	$2,767	$2,247	$(438)
(1)Petroleum Revenue Tax.

Schedule of Provision for Income Tax Reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2022	2021	2020
Canadian statutory income tax rate	23.2%	23.2%	24.1%
Income tax provision at statutory rate	$3,180	$2,298	$(211)
Effect on income taxes of:
UK PRT and other taxes	(467)	(21)	(25)
Impact of UK PRT and other taxes on corporate income tax	190	11	11
Foreign and domestic tax rate differentials	(203)	(11)	(52)
Non-taxable portion of capital gains	65	(26)	(10)
Stock options exercised for common shares	159	98	(25)
Non-taxable gain on corporate acquisitions	—	(110)	(52)
Revisions arising from prior year tax filings	(186)	16	(62)
Change in unrecognized capital loss carryforward asset	65	(26)	(10)
Other	(36)	18	(2)
Income tax	$2,767	$2,247	$(438)

Summary of Major Temporary Differences, Movements in Deferred Tax Assets and Liabilities, and Net Deferred Income Tax Liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2022	2021
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$11,985	$12,254
Lease assets	336	349
Investments	56	35
Investment in North West Redwater Partnership	903	850
Unrealized risk management activities	—	12
Unrealized foreign exchange gain on long-term debt	—	14
Taxable PRT for corporate income tax	176	—
Other	25	78
	13,481	13,592
Deferred income tax assets
Asset retirement obligations	(1,822)	(1,719)
Lease liabilities	(354)	(363)
Share-based compensation	(33)	(22)
Loss carryforwards	(652)	(1,268)
Unrealized foreign exchange loss on long-term debt	(67)	—
Deferred PRT	(439)	—
	(3,367)	(3,372)
Net deferred income tax liability	$10,114	$10,220
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2022	2021	2020
Property, plant and equipment and exploration and evaluation assets	$(334)	$184	$(158)
Lease assets	(15)	(30)	(11)
Unrealized foreign exchange on long-term debt	(81)	34	29
Unrealized risk management activities	(12)	19	(8)
Asset retirement obligations	(74)	(213)	(13)
Lease liabilities	11	25	6
Share-based compensation	(11)	(10)	4
Loss carryforwards	618	202	(182)
Investments	21	21	(22)
Investment in North West Redwater Partnership	53	83	174
Deferred PRT	(441)	—	—
Taxable PRT for corporate income tax	176	—	—
Other	(50)	84	—
	$(139)	$399	$(181)
The following table summarizes the movements of the net deferred income tax liability during the year:

	2022	2021	2020
Balance – beginning of year	$10,220	$10,144	$10,539
Deferred income tax (recovery) expense	(139)	399	(181)
Deferred income tax expense included in other comprehensive income (loss)	—	1	—
Foreign exchange adjustments	33	(2)	(3)
Business combinations (note 7)	—	(322)	(211)
Balance – end of year	$10,114	$10,220	$10,144